ORGANIZATION (Tables)	7 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Shares Issued And Outstanding
The following table presents the number of shares of the Registrant, RSUs and warrants that were outstanding as of December 31, 2021:

December 31, 2021
Class A Shares	404,919,411
Class C Shares	674,766,200
Class D Shares	319,132,127
RSUs	21,059,443
Warrants	14,159,248

Schedule Of Units Outstanding
The following table presents the number of Blue Owl Operating Group Units that were outstanding as of December 31, 2021:

Units	December 31, 2021
GP Units	404,919,411
Common Units	993,898,327
Incentive Units	23,244,373
Oak Street Earnout Units	26,074,330